Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Based Compensation Expense Recognized Related To Share Options Granted And Ordinary Shares

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sales and marketing expenses	16,120	35,352	6,825
General and administrative expenses	80,448	85,335	69,245
Research and development expenses	15,458	13,182	10,802
	112,026	133,869	86,872

Summary of Company's Share Options

			Weighted	Weighted
		Weighted	Average	Average
		Average	remaining	Grant-	Aggregate
	Number of	Exercise	contractual	date Fair	Intrinsic
	Options	Price	life	Value	Value
		RMB	RMB	RMB	RMB
Outstanding as of December 31, 2021	247,008,342	0.29	7.94	2.10	543,248
Granted	800,000	0.54	—	0.70	—
Exercised	(27,750,770)	0.39	—	1.20	—
Forfeited	(30,645,015)	0.31	—	3.52	—
Outstanding as of December 31, 2022	189,412,557	0.28	6.95	2.14	452,543
Granted	281,250	0.57	—	0.57	—
Exercised	(72,294,940)	0.14	—	1.52	—
Forfeited	(11,127,905)	0.46	—	4.11	—
Outstanding as of December 31, 2023	106,270,962	0.36	6.19	2.56	276,835
Exercised	(16,036,480)	0.47	—	2.53	—
Forfeited	(3,312,540)	0.57	—	4.18	—
Outstanding as of December 31, 2024	86,921,942	0.37	5.19	2.55	226,780
Exercisable as of December 31, 2024	79,366,900	0.35	5.09	2.29	186,936

Summary of Estimated Fair Value of Share Options

Year Ended
December 31
2023
Risk free rate of interest	2.55%‑2.94%
Volatility	28%
Dividend yield	—
Exercise multiples	2.2
Life of options (years)	10
Fair value of underlying ordinary shares	$0.11~$0.29

2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Restricted Share Units

		Weighted Average
		Grant-date
	Number of RSUs	Fair Value
		RMB
As of January 1, 2022	—	—
Granted	112,336,970	0.83
Vested	(10,141,620)	0.74
Forfeited or cancelled	(425,000)	0.75
As of December 31, 2022	101,770,350	0.84
Granted	69,910,980	1.41
Vested	(22,617,630)	0.91
Forfeited or cancelled	(44,548,350)	0.94
Unvested as of December 31, 2023	104,515,350	1.22
Granted	22,140,000	0.78
Vested	(30,681,250)	1.14
Forfeited or cancelled	(23,152,890)	1.44
Unvested as of December 31, 2024	72,821,210	1.08

2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Restricted Share Units

		Weighted Average
		Grant-date
	Number of RSUs	Fair Value
		RMB
As of January 1, 2024	—	—
Granted	48,636,040	0.83
Vested	—	—
Forfeited or cancelled	(2,000,000)	0.84
Unvested as of December 31, 2024	46,636,040	0.83

Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Company's Share Options

			Weighted	Weighted
		Weighted	Average	Average
		Average	remaining	Grant-	Aggregate
	Number of	Exercise	contractual	date Fair	Intrinsic
	Options	Price	life	Value	Value
		RMB	RMB	RMB	RMB
Outstanding as of the acquisition date	450,246	15.90	7.68	24.81	7,162
Forfeited	(19,438)	23.57	—	21.41	—
Outstanding as of December 31, 2023	430,808	15.55	7.69	24.96	6,921
Forfeited	(91,563)	15.48	—	28.84	—
Outstanding as of December 31, 2024	339,245	16.01	6.54	23.91	5,266
Exercisable as of December 31, 2024	291,402	16.21	6.37	22.63	3,848

Summary of Estimated Fair Value of Share Options

Year Ended December 31
2023
Risk free rate of interest	2.64%-3.01%
Volatility	29.8%-44.2%
Dividend yield	—
Exercise multiples	2.2-2.8
Life of options (years)	10
Fair value of underlying ordinary shares	13.37~36.29